Shareholder Fees	Dec. 31, 2025 USD ($)
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund | Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0